Securitizations and Variable Interest Entities - Fair value of retained interests, key economic assumptions and sensitivity (Detail) - JPY (¥) ¥ in Billions		12 Months Ended
		Mar. 31, 2018	Mar. 31, 2017
Variable Interest Entity [Line Items]
Fair value of retained interests		¥ 288.0	¥ 308.0
Material retained interests held [Member]
Variable Interest Entity [Line Items]
Fair value of retained interests	[1]	¥ 263.0	¥ 285.0
Weighted-average life (Years)		7 years 5 months	7 years 4 months
Constant prepayment rate		9.30%	2.80%
Impact of 10% adverse change		¥ (1.5)	¥ (1.5)
Impact of 20% adverse change		¥ (2.8)	¥ (3.0)
Discount rate		3.50%	3.40%
Impact of 10% adverse change		¥ (2.2)	¥ (1.7)
Impact of 20% adverse change		¥ (4.3)	¥ (3.3)

[1]	The sensitivity analysis covers the material retained interests held of \285 billion out of \308 billion as of March 31, 2017 and \263 billion out of \288 billion as of March 31, 2018. Nomura considers the amount or the probability of anticipated credit loss from the retained interests which Nomura continuously holds would be minimal.